Stock Option Plans and Warrants to Purchase Common Stock - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants, Granted	731,544	55,730
Weighted Average Exercise Price, Granted	$ 0.65	$ 8.85
Warrants
Stock Option Plans and Warrants to Purchase Common Stock (Details) - Schedule of warrant activity [Line Items]
Warrants opening, Balance	667	221,872
Weighted Average Exercise Price opening, Balance	$ 29.25	$ 33.79
Warrants closing, Balance	6,538,073	667
Weighted Average Exercise Price closing, Balance	$ 1.50	$ 29.25
Warrants, Granted	10,775,073
Weighted Average Exercise Price, Granted	$ 0.91
Exercise of common stock options (in shares)	(4,237,000)
Weighted Average Exercise Price, Exercised	$ 0.001
DO NOT USE FOR WARRANTS Expired (in shares)	(667)	(221,205)
Weighted Average Exercise Price, Expired	$ 29.25	$ 33.81